INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin 53233

January 16, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust File No. 333-122901 on behalf of ThinkGrowth, ThinkGlobal, and ThinkGreen Fund (the “Funds”)

Effective December 3, 2007, the name of the Claymore Trust was changed to Investment Managers Series Trust (the “Trust”). The Trust is filing Post-Effective Amendment No. 30 under the Securities Act of 1933 to its Registration Statement under Rule 485(a)(2) to create three new series as stated above.

Please direct your comments to Rita Dam at (626) 914-1041. Thank you.

Sincerely,

/s/RITA DAM

Rita Dam
Investment Managers Series Trust
Treasurer
626-914-1041